Background, Principal Activities and Basis of Presentation	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1.	Background, Principal Activities and Basis of Presentation

Background

Himax Technologies, Inc. is a holding company located in the Cayman Islands. Following is general information about Himax Technologies, Inc.’s subsidiaries:

			Percentage of
			Ownership
		Jurisdiction of	December 31,
Subsidiary	Main activities	Incorporation	2014	2015

Himax Technologies Limited	IC design and sales	ROC	100.00%	100.00%
Himax Technologies Korea Ltd.	IC design and sales	South Korea	100.00%	100.00%
Himax Technologies Japan Ltd.	Sales	Japan	100.00%	100.00%
Himax Semiconductor, Inc.	IC design and sales	ROC	100.00%	100.00%
Himax Semiconductor (Hong Kong) Limited (1)	Investments	Hong Kong	100.00%	100.00%
Himax Technologies (Samoa), Inc.	Investments	Samoa	100.00%	100.00%
Himax Technologies (Suzhou), Co., Ltd.	Sales and technical support	PRC	100.00%	100.00%
Himax Technologies (Shenzhen), Co., Ltd.	Sales and technical support	PRC	100.00%	100.00%
Himax Display, Inc.	LCOS and MEMS design, manufacturing and sales	ROC	76.65%	81.80%
Integrated Microdisplays Limited	LCOS design	Hong Kong	76.65%	81.80%
Himax Display (USA) Inc.	LCOS and MEMS design, sales and technical support	California, USA	76.65%	81.80%
Himax Analogic, Inc.	IC design and sales	ROC	83.18%	98.61%
Himax Imaging, Inc.	Investments	Cayman Islands	100.00%	100.00%
Himax Imaging, Ltd.	IC design and sales	ROC	87.95%	93.65%

			Percentage of
			Ownership
		Jurisdiction of	December 31,
Subsidiary	Main activities	Incorporation	2014	2015

Himax Imaging Corp.	IC design	California, USA	87.95%	93.65%
Argo Limited (2)	Investments	Cayman Islands	-	-
Tellus Limited (2)	Investments	Cayman Islands	-	-
Himax Media Solutions, Inc.	TFT-LCD television, monitor chipset operations, ASIC service and IP licensing	ROC	98.85%	99.21%
Himax Media Solutions (Hong Kong) Limited (2)	Investments	Hong Kong	-	-
Harvest Investment Limited	Investments	ROC	100.00%	100.00%
Iris Optronics Co., Ltd. (3)	E-paper manufacturing and sales	ROC	-	-
Liqxtal Technology Inc. (4)	LC Lens design and sales	ROC	-	64.00%

(1)	Himax Semiconductor (Hong Kong) Limited was newly incorporated on January 6, 2014, which is wholly owned by Himax Technologies, Inc.

(2)	Argo Limited, Tellus Limited and Himax Media Solutions (Hong Kong) Limited were deregistered and dissolved on July 29, 2014, July 29, 2014 and October 25, 2013, respectively.

(3)
Iris Optronics Co., Ltd. (“Iris”) was incorporated on May 18, 2012. The Company initially had a controlling financial interest in Iris because it had a majority voting interest at Iris board of directors. As a result, Iris was included in the Company’s consolidated financial statements since that date. On October 7, 2013, the Company no longer had a majority voting interest at Iris board of directors level, but still has the ability to exercise significant influence over the operating and financial policies of Iris. Therefore, the Company ceased consolidating Iris in its consolidated financial statements and now accounts for its investment in Iris using the equity method. The Company re-measured its investment in Iris at fair value due to the change in control and recognized a re-measurement gain.

(4)
Liqxtal Technology Inc. (“Liqxtal”) was incorporated on September 21, 2011. On November 16, 2015, the Company invested $1,780 thousand in Liqxtal and acquired a 64.00% shareholding. Therefore, Liqxtal is included in the Company’s consolidated financial statements. See Note 3, “Acquisition”, for additional information.

Since March 2006, Himax Technologies, Inc.’s ordinary shares have been quoted on the NASDAQ Global Market under the symbol “HIMX” in the form of ADSs and two ordinary shares represent one ADS with effect from August 10, 2009.

Principal Activities

Himax Technologies, Inc. and subsidiaries (collectively, the Company) is a fabless semiconductor solution provider dedicated to display imaging processing technologies. The Company is a worldwide market leader in display driver ICs and timing controllers used in TVs, laptops, monitors, mobile phones, tablets, digital cameras, car navigation, and many other consumer electronics devices. Additionally, the Company designs and provides controllers for touch sensor displays, LCOS micro-displays used in palm-size projectors and head-mounted displays, LED driver ICs, power management ICs, scaler products for monitors and projectors, tailor-made video processing IC solutions and silicon IPs. The Company also offers digital camera solutions, including CMOS image sensors and wafer level optics, which are used in a wide variety of applications such as mobile phone, tablet, laptop, TV, PC camera, automobile, security and medical devices.

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared in conformity with U.S. generally accepted accounting principles (“US GAAP”).